Summary of Significant Accounting Policies - Schedule of Current Year of Balance Sheet (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Current Year of Balance Sheet [Line Items]
Advances to suppliers, net	$ 16,889,749	$ 11,775,557
Other non-current assets	$ 9,126,592	12,478,044
Previously reported [Member]
Schedule of Current Year of Balance Sheet [Line Items]
Advances to suppliers, net		18,756,368
Other non-current assets		5,497,233
(Decrease)/Increase [Member]
Schedule of Current Year of Balance Sheet [Line Items]
Advances to suppliers, net		(6,980,811)
Other non-current assets		$ 6,980,811